Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Realized and unrealized gains (losses) on derivative instruments not designated as hedging instruments
Realized and unrealized gains (losses) relating to interest rate swap and FFAs are recognized in earnings and reported in realized and unrealized gain on derivative instruments in the Company’s consolidated statements of income as follows:

	Year Ended December 31,
	2024 $	2023 $	2022 $
Realized gains (losses) relating to:
Interest rate swap agreement (1)	—	4,168	532
Forward freight agreements	—	(10)	1,484
	—	4,158	2,016

Unrealized (losses) gains relating to:
Interest rate swap agreement	—	(3,709)	3,159
Forward freight agreements	—	—	4
	—	(3,709)	3,163
Total realized and unrealized gain on derivative instruments	—	449	5,179
(1)In June 2023, the Company terminated its interest rate swap agreement and received a $3.2 million cash payment, which was recognized as a realized gain on derivative instruments in the Company's consolidated statement of income for the year ended December 31, 2023.